Variable Interest Entities (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Variable Interest Entities

The consolidated statements of financial condition include the following amounts from these consolidated VIEs as of the dates presented:

(Dollars in thousands)	June 30, 2024	March 31, 2024
Assets:
Cash and cash equivalents	$1,244	$963
Restricted cash	314	64
Investments, at fair value	331,367	329,113
Other assets	34	30
Total Assets of VIEs	$332,959	$330,170

Liabilities:
Accounts payable and accrued expense	$1,823	$1,670
Other liabilities	19	109
Total Liabilities of VIEs	$1,842	$1,779

Equity:
Treasury stock	$(3,444)	$(3,444)
Noncontrolling interests	(166,463)	(165,712)
Accumulated other comprehensive income	255	276
Total Equity of VIEs	$(169,652)	$(168,880)

The consolidated statements of comprehensive income (loss) for the periods presented include the following amounts from these consolidated VIEs.

	Three Months Ended June 30,
	2024	2023
(Dollars in thousands)
Revenues
Investment income, net	$11,028	$500
Loss on financial instruments, net	(1,175)	(1,803)
Interest and dividend income	—	8
Total revenues	9,853	(1,295)

Operating expenses
Interest expense	—	1,874
Provision for credit losses	522	—
Professional services	622	1,261
Other expenses	121	357
Total operating expenses	1,265	3,492
Net income (loss)	$8,588	$(4,787)
Net loss attributable to noncontrolling interests	$(526)	$(13,866)

The consolidated statements of financial condition includes the following amounts from these consolidated VIEs as of the dates presented:

(Dollars in thousands)	March 31, 2024	March 31, 2023
Assets:
Cash and cash equivalents	$963	$3,259
Restricted cash	64	819
Investments, at fair value	329,113	491,859
Other assets	30	5,891
Total Assets of VIEs	$330,170	$501,828

Liabilities:
Accounts payable and accrued expense	$1,670	$1,945
Other liabilities	109	132
Customer ExAlt Trusts loan payable, net	—	52,129
Total Liabilities of VIEs	$1,779	$54,206

Equity:
Treasury stock	$(3,444)	$(3,444)
Noncontrolling interests	(165,712)	(118,299)
Accumulated other comprehensive income (loss)	276	9,900
Total Equity of VIEs	$(168,880)	$(111,843)

The consolidated statements of comprehensive income (loss) for the periods presented include the following amounts from these consolidated VIEs.

(Dollars in thousands)	Year Ended March 31, 2024	Year Ended March 31, 2023
Revenues
Investment income (loss), net	$4,791	$(54,010)
(Gain) loss on financial instruments, net	(102,584)	(35,085)
Interest income	10	54
Other income	215	—
Total revenues	(97,568)	(89,041)

Operating expenses
Interest expense	4,091	8,957
Provision for credit losses	254	13,843
Professional services	3,277	5,032
Other expenses	1,191	1,905
Total operating expenses	8,813	29,737
Loss on extinguishment of debt, net	8,846	—
Net income (loss)	$(115,227)	$(118,778)
Net income (loss) attributable to noncontrolling interests	$(44,175)	$(117,861)